Employee Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Employee Plans [Line Items]
Number of unissued common shares available for grant under the plans	4,800,000
Age requirement for vesting provision, minimum	55
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	5
Option vesting period (in years)	3 years
Share-based compensation expense recognized	$ 13.9	$ 9.4	$ 0.7
Cash received from stock options exercised	1.4	1.4
Deferred compensation liability	12.0	12.5
Expected pretax amortization of net loss in 2012	105.3
Expected pretax amortization of prior service cost in 2012	0.6
Expected cash contributions by the company in 2012	241.0
Pension Plans [Member]
Employee Plans [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	12.5	0	0
Expected pretax amortization of net loss in 2012	154.1
Expected pretax amortization of prior service cost in 2012	0.6
U.S. Plans [Member]
Employee Plans [Line Items]
Expected cash contributions by the company in 2012	143.0
International Plans [Member]
Employee Plans [Line Items]
Cost recognized for contribution plans	33.7	28.7	26.4
Expected cash contributions by the company in 2012	98.0
Other Postretirement Benefit Plans [Member]
Employee Plans [Line Items]
Expected pretax amortization of net loss in 2012	4.3
Expected pretax amortization of prior service cost in 2012	1.8
Expected cash contributions by the company in 2012	23.0
Employee Stock Option [Member]
Employee Plans [Line Items]
Share-based compensation expense recognized	9.0	5.5	2.1
Total intrinsic value of options exercised	4.4	5.9	0
Total unrecognized compensation cost	8.6
Weighted-average period (in years) to recognize compensation cost	1.7
Performance-Based Unit [Member]
Employee Plans [Line Items]
Reversal of previously-accrued compensation expense			2.4
Restricted Stock Units [Member]
Employee Plans [Line Items]
Share-based compensation expense recognized	4.9	3.9	(1.4)
Total unrecognized compensation cost	4.2
Weighted-average period (in years) to recognize compensation cost	1.8
Aggregate weighted-average grant-date fair value of units granted	11.3	7.7	1.1
Aggregate weighted-average grant-date fair value of units vested	5.7	4.2	3.3
Termination Of Employees [Member]
Employee Plans [Line Items]
Reversal of previously-accrued compensation expense			$ 2.6
Minimum [Member] | Performance-Based Unit [Member]
Employee Plans [Line Items]
Number of shares which will vest after achievement of goals	0.0
Maximum [Member] | Performance-Based Unit [Member]
Employee Plans [Line Items]
Number of shares which will vest after achievement of goals	1.5